Description of Business	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DESCRIPTION OF BUSINESS [Text block]
NOTE 1 — DESCRIPTION OF BUSINESS
Navios Maritime Partners L.P. (“Navios Partners”), is an international owner and operator of dry cargo vessels, formed on August 7, 2007 under the laws of the Republic of the Marshall Islands by Navios Maritime Holdings Inc. (“Navios Holdings”), a vertically integrated seaborne shipping and logistics company with over 55 years of operating history in the drybulk shipping industry. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest in Navios Partners.
Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios ShipManagement Inc., a subsidiary of Navios Holdings (the “Manager”) from its offices in Piraeus, Greece.
Pursuant to the initial public offering (“IPO”) on November 16, 2007, Navios Partners entered into the following agreements:
(a) a management agreement with the Manager pursuant to which the Manager provides Navios Partners commercial and technical management services;
(b) an administrative services agreement with the Manager pursuant to which the Manager provides Navios Partners administrative services; and
(c) an omnibus agreement with Navios Holdings (“Omnibus Agreement”), governing, among other things, when Navios Partners and Navios Holdings may compete against each other as well as rights of first offer on certain drybulk carriers.
     On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 common units (conversion excluded the subordinated Series A units) and on June 29, 2012, in accordance with the terms of the partnership agreement, the outstanding subordinated Series A units converted into 1,000,000 common units.
    As of June 30, 2012, there were outstanding: 60,109,163 common units and 1,226,721 general partnership units. Navios Holdings owns a 25.2% interest in Navios Partners, which includes the 2% general partner interest.